UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James  Ash, Gemini Fund Services, LLC.,

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  06/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Sierra Core Retirement Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited)
Shares		Value

	MUTUAL FUNDS - 99.8%
	ASSET ALLOCATION FUNDS - 2.3%
762,958	John Hancock Funds II - Floating Rate Income Fund - Institutional Class	$ 7,095,508
847,603	RiverNorth/DoubleLine Strategic Income Fund - Class I	9,306,712
		16,402,220
	DEBT FUNDS - 97.5%
1,296,957	American Century Diversified Bond Fund - Institutional Class	14,474,036
9,059,305	DoubleLine Total Return Bond Fund - Class I	101,283,020
662,271	Forward Long/Short Credit Analysis Fund - Investor Class	5,748,511
1,339,370	Forward Select Income Fund - Institutional Class	31,582,353
2,224,370	John Hancock Strategic Income Fund - Institutional Class	14,525,138
3,102,423	JPMorgan Mortgage-Backed Securities Fund - Institutional Class	35,770,944
3,317,166	JPMorgan Short Duration Bond Fund - Institutional Class	36,422,480
3,992,875	Neuberger Berman High Income Bond Fund - Institutional Class	36,734,453
3,066,720	Nuveen High Yield Municipal Bond Fund - Institutional Class	50,508,882
10,322,740	Oppenheimer Limited Term New York Municipal Fund - Class A	34,787,633
11,662,497	Oppenheimer Rochester National Municipals - Class A	85,602,728
384	PIMCO Emerging Markets Bond Fund - Institutional Class	4,506
3,731,854	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	40,453,299
3,998,846	PIMCO GNMA Fund - Institutional Class	47,346,332
3,846,751	PIMCO High Yield Fund - Institutional Class	35,697,854
3,193,456	PIMCO Income Fund - Institutional Class	36,565,064
3,380,834	RidgeWorth Institutional US Government Securities Ultra Short Bond Fund -Institutional Class	34,315,465
5,943,839	Vanguard GNMA Fund - Investor Class	65,679,425
		707,502,123

	TOTAL MUTUAL FUNDS (Cost - $708,196,127)	723,904,343

	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUND - 0.3%
2,553,926	Goldman Sachs Financial Square Funds - Prime Obligations
	Portfolio, to yield 0.00% * (Cost $2,553,926)	2,553,926

	TOTAL INVESTMENTS - 100.1% (Cost - $710,750,053) (a)	$ 726,458,269
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(877,748)
	NET ASSETS - 100.0%	$ 725,580,521

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 17,303,570
	Unrealized Depreciation:	(1,595,354)
	Net Unrealized Appreciation:	$ 15,708,216

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 723,904,343	$ -	$ -	$ 723,904,343
Short-Term Investment	2,553,926	-	-	2,553,926
Total	$ 726,458,269	$ -	$ -	$ 726,458,269

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classification.

	Sierra Strategic Income Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited)
Shares		Value

	MUTUAL FUNDS - 99.6%
	ASSET ALLOCATION FUNDS - 3.1%
380,991	RiverNorth/DoubleLine Strategic Income Fund - Institutional Class	$ 4,183,299

	DEBT FUNDS - 96.5%
589,062	American Century Diversified Bond Fund - Institutional Class	6,573,927
436,316	Baird Core Plus Bond Fund - Institutional Class	4,821,297
2,439	Columbia Floating Rate Fund - Class Z	21,557
295,578	Columbia High Yield Municipals Fund - Class Z	3,100,612
1,157,784	Columbia U.S. Government Mortgage Fund - Class Z	6,529,902
432,521	DoubleLine Total Return Bond Fund - Class I	4,835,580
259,376	DWS Strategic High Yield Tax Free Fund - Class S	3,312,236
274,329	Forward Select Income Fund - Institutional Class	6,468,687
387,001	GW&K Municipal Enhanced Yield Fund - Investor Class	3,920,320
732,387	Janus High-Yield Fund - Institutional Class	6,598,811
292,286	John Hancock Strategic Income Fund - Institutional Class	1,908,625
393,722	JPMorgan Mortgage-Backed Securities Fund - Institutional Class	4,539,617
594,140	JPM Short Duration Bond Fund - Institutional Class	6,523,658
712,400	Neuberger Berman High Income Bond Fund - Institutional Class	6,554,085
339,051	Nuveen High Yield Municipal Bond Fund - Institutional Class	5,584,167
1,532,441	Oppenheimer Limited Term New York Municipal Fund - Class A	5,164,327
464,685	Oppenheimer Limited Term Municipal Fund - Class Y	6,947,036
864,329	Oppenheimer Rochester National Municipals - Class A	6,344,174
2,605	PIMCO Emerging Markets Bond Fund - Institutional Class	30,559
433,471	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	4,698,823
706,272	PIMCO High Yield Fund - Institutional Class	6,554,200
1,059,653	PIMCO Income Fund - Institutional Class	12,133,025
863,887	Principal High Yield Fund - Institutional Class	6,548,261
598,499	Principal Preferred Securities Fund - Institutional Class	5,979,006
168,839	SEI Institutional International Trust - International Fixed Income Fund - Class A	1,784,630
		127,477,124

	TOTAL MUTUAL FUNDS (Cost - $129,872,368)	131,660,423

	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND - 0.5%
670,448	Goldman Sachs Financial Square Funds-
	Prime Obligations to yield 0.00% (Cost - $670,448)	670,448

	TOTAL INVESTMENTS - 100.1% (Cost - $130,542,816) (a)	$ 132,330,871
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(219,707)
	NET ASSETS - 100.0%	$ 132,111,164

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 1,788,457
	Unrealized Depreciation:	(402)
	Net Unrealized Appreciation:	$ 1,788,055

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 131,660,423	$ -	$ -	$ 131,660,423
Short-Term Investment	670,448	-	-	670,448
Total	$ 132,330,871	$ -	$ -	$ 132,330,871

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/29/2012